OPERATING SEGMENTS - Non-Current Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Non-current assets	$ 29,675	$ 29,814
Canada
Disclosure of operating segments [line items]
Non-current assets	25,954	25,914
United States
Disclosure of operating segments [line items]
Non-current assets	$ 3,721	$ 3,900